Security deposits and Long Term Commitments (Details)		12 Months Ended
	May. 01, 2014 USD ($) ft²	Dec. 31, 2014 USD ($) ft²	Jun. 30, 2015 USD ($)	Dec. 31, 2013 USD ($)
Security deposits and Long Term Commitments (Details) [Line Items]
Number of Security Deposits on Rented Spaces		3
Security Deposit		$ 7,235	$ 7,235	$ 5,190
Building [Member] | Phoenix, Arizona [Member]
Security deposits and Long Term Commitments (Details) [Line Items]
Area of Real Estate Property (in Square Feet) | ft²		1,200
Operating Leases, Rent Expense, Minimum Rentals		$ 1,254
Lease Expiration Date		Feb. 28, 2016
Operating Leases, Future Minimum Payments Due		$ 21,318
Building [Member] | Tucson, Arizona [Member]
Security deposits and Long Term Commitments (Details) [Line Items]
Area of Real Estate Property (in Square Feet) | ft²	3,600
Operating Leases, Future Minimum Payments Due	$ 52,200
Other Commitments, Description	This facility consists of 3,600 square feet and the two year lease has a forward commitment of $52,200 with an option to cancel one third of the rental after June 30, 2014.
Lessee Leasing Arrangements, Operating Leases, Term of Contract	2 years